CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents at beginning of the year	$ 47,307
Cash and cash equivalents at end of the year	17,670	$ 47,307
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(135,484)	(2,606)	$ (4,266)
Net cash used in investing activities	33,227	(1,842)	(8,365)
Net cash provided by financing activities	101,873	4,081	11,710
Net increase (decrease) in cash and cash equivalents	(384)	(367)	(921)
Cash and cash equivalents at beginning of the year	510	877	1,798
Cash and cash equivalents at end of the year	$ 126	$ 510	$ 877